Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2014	Apr. 30, 2014	Nov. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Other Related Party Transactions [Line Items]
Common shares issued	10,000,000
Treasury stock [Member]
Schedule of Other Related Party Transactions [Line Items]
Common shares issued					24,195,412	9,073,732
Interest on withheld tax price				5.00%
Leading Advice Holdings Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Common shares issued		14,195,412	9,073,732
Aiden & Jasmine Limited [Member] | Treasury stock [Member]
Schedule of Other Related Party Transactions [Line Items]
Shares repurchased					3,860,733
Shares repurchased, value					$ 10,879
Interest on withheld tax					$ 37
Vantage Point Global Limited [Member] | Treasury stock [Member]
Schedule of Other Related Party Transactions [Line Items]
Shares repurchased					10,334,679
Shares repurchased, value					$ 29,121
Interest on withheld tax					$ 100